Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000092784 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092784 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092784 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092784 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092784 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_960413102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092784 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092784 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000092784 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000092784 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000092784 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.80%
C000092784 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000092784 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000092784 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092784 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092784 | SectorDomestic Equity
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092784 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000130039 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130039 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130039 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130039 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130039 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_960413102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130039 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130039 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000130039 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000130039 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000130039 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.80%
C000130039 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000130039 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000130039 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.30%
C000130039 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130039 | SectorDomestic Equity
Holdings [Line Items]
Percent of Total Investments	1.50%
C000130039 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020145 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020145 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020145 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020145 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020145 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020145 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020145 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020145 | FR_960413102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020145 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020145 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020145 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000020145 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000020145 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020145 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020145 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020145 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020145 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020145 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020145 | SectorDomestic Equity
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020145 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020143 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020143 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020143 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020143 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020143 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_960413102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020143 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020143 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000020143 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000020143 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020143 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020143 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020143 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020143 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020143 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020143 | SectorDomestic Equity
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020143 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092783 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092783 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092783 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092783 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092783 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092783 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092783 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092783 | FR_960413102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092783 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092783 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092783 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000092783 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000092783 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000092783 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.80%
C000092783 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000092783 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000092783 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092783 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092783 | SectorDomestic Equity
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092783 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000130040 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130040 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130040 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130040 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130040 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130040 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130040 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130040 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130040 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000130040 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000130040 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000130040 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.00%
C000130040 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000130040 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000130040 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130040 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000130040 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000035582 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035582 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035582 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035582 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035582 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035582 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035582 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035582 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035582 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000035582 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000035582 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000035582 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.00%
C000035582 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000035582 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000035582 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000035582 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000035582 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000053346 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053346 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053346 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053346 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053346 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053346 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053346 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053346 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053346 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053346 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053346 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000053346 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000053346 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000053346 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.00%
C000053346 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000053346 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000053346 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000053346 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000053346 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000053345 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053345 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053345 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053345 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053345 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053345 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053345 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053345 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053345 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000053345 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000053345 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000053345 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.00%
C000053345 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000053345 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000053345 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000053345 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000053345 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020162 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020162 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020162 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020162 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020162 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020162 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020162 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020162 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000020162 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000020162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000020162 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.00%
C000020162 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020162 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020162 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020162 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020162 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089472 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089472 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089472 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089472 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089472 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089472 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089472 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089472 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089472 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089472 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089472 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.50%
C000089472 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089472 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089471 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089471 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089471 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089471 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089471 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089471 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089471 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089471 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089471 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089471 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089471 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.50%
C000089471 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089471 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089469 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089469 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089469 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089469 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089469 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089469 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089469 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089469 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089469 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089469 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089469 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.50%
C000089469 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089469 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092803 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092803 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092803 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092803 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092803 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092803 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092803 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092803 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092803 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092803 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092803 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.50%
C000092803 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	15.10%
C000092803 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089468 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089468 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089468 | FR_464288513
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089468 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089468 | FR_83368JFA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089468 | FR_ACI1J0GK1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089468 | FR_ACI0Y09G3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089468 | FR_ACI1MZ0B7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089468 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089468 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089468 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	30.10%
C000089468 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.10%
C000089468 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089468 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089468 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089468 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089468 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089468 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089468 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205250 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205250 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205250 | FR_464288513
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205250 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205250 | FR_83368JFA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205250 | FR_ACI1J0GK1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205250 | FR_ACI0Y09G3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205250 | FR_ACI1MZ0B7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205250 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205250 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205250 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	30.10%
C000205250 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.10%
C000205250 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000205250 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205250 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205250 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205250 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205250 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205250 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089467 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089467 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089467 | FR_464288513
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089467 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089467 | FR_83368JFA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089467 | FR_ACI1J0GK1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089467 | FR_ACI0Y09G3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089467 | FR_ACI1MZ0B7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089467 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089467 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089467 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	30.10%
C000089467 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.10%
C000089467 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089467 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089467 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089467 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089467 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089467 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089467 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089465 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089465 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089465 | FR_464288513
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089465 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089465 | FR_83368JFA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089465 | FR_ACI1J0GK1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089465 | FR_ACI0Y09G3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089465 | FR_ACI1MZ0B7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089465 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089465 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089465 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	30.10%
C000089465 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.10%
C000089465 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089465 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089465 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089465 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089465 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089465 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089465 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000092802 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092802 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092802 | FR_464288513
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092802 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092802 | FR_83368JFA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092802 | FR_ACI1J0GK1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092802 | FR_ACI0Y09G3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092802 | FR_ACI1MZ0B7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092802 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092802 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092802 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	30.10%
C000092802 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.10%
C000092802 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000092802 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092802 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092802 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092802 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092802 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092802 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000150666 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150666 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150666 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150666 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150666 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150666 | FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150666 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150666 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150666 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150666 | FR_26142V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150666 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000150666 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.10%
C000150666 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000150666 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.80%
C000150666 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000150666 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000150666 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150666 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020164 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020164 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020164 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020164 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020164 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020164 | FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020164 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020164 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020164 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020164 | FR_26142V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020164 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000020164 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020164 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000020164 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020164 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020164 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000020164 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020164 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000064969 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064969 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064969 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064969 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064969 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064969 | FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064969 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064969 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064969 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064969 | FR_26142V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064969 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000064969 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.10%
C000064969 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000064969 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.80%
C000064969 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064969 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000064969 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064969 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020165 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020165 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020165 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020165 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020165 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020165 | FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020165 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020165 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020165 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020165 | FR_26142V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020165 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000020165 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020165 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000020165 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020165 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020165 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000020165 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020165 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020166 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020166 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020166 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020166 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020166 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020166 | FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020166 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020166 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020166 | FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020166 | FR_26142V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020166 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000020166 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020166 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000020166 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020166 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020166 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000020166 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020166 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000209977 | FR_61761J3R8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209977 | FR_172967JP7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209977 | FR_92343VGK4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209977 | FR_620076BL2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209977 | FR_68389XCE3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209977 | FR_026874DL8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209977 | FR_05401AAG6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209977 | FR_55336VAR1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209977 | FR_11043XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209977 | FR_05369AAH4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209977 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209977 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209977 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000209977 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000209977 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209977 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209977 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.10%
C000209977 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209977 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.50%
C000209977 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209977 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209977 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209976 | FR_61761J3R8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209976 | FR_172967JP7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209976 | FR_92343VGK4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209976 | FR_620076BL2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209976 | FR_68389XCE3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209976 | FR_026874DL8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209976 | FR_05401AAG6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209976 | FR_55336VAR1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209976 | FR_11043XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209976 | FR_05369AAH4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209976 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209976 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209976 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000209976 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000209976 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209976 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209976 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.10%
C000209976 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209976 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.50%
C000209976 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209976 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209976 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.00%
C000237505 | FR_61761J3R8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237505 | FR_172967JP7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237505 | FR_92343VGK4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237505 | FR_620076BL2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237505 | FR_68389XCE3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237505 | FR_026874DL8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237505 | FR_05401AAG6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237505 | FR_55336VAR1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237505 | FR_11043XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237505 | FR_05369AAH4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237505 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237505 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237505 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000237505 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000237505 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237505 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	6.30%
C000237505 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.10%
C000237505 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000237505 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.50%
C000237505 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	7.90%
C000237505 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	13.20%
C000237505 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.00%
C000237504 | FR_61761J3R8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237504 | FR_172967JP7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237504 | FR_92343VGK4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237504 | FR_620076BL2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237504 | FR_68389XCE3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237504 | FR_026874DL8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237504 | FR_05401AAG6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237504 | FR_55336VAR1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237504 | FR_11043XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237504 | FR_05369AAH4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237504 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237504 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237504 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000237504 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000237504 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237504 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	6.30%
C000237504 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.10%
C000237504 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000237504 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.50%
C000237504 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	7.90%
C000237504 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	13.20%
C000237504 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.00%
C000122976 | FR_21H0626A0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122976 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122976 | FR_01F0626A4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122976 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122976 | FR_ACI2C5P74
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122976 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122976 | FR_ACI0725J7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122976 | FR_ACI11G675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122976 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122976 | FR_91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122976 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122976 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000122976 | A/A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122976 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000122976 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122976 | B/B
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122976 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122976 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122976 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.60%
C000122976 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122976 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.10%
C000122976 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122976 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.60%
C000122976 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000122976 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	25.50%
C000122976 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000122976 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.90%
C000122976 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122976 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000122978 | FR_21H0626A0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122978 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122978 | FR_01F0626A4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122978 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122978 | FR_ACI2C5P74
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122978 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122978 | FR_ACI0725J7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122978 | FR_ACI11G675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122978 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122978 | FR_91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122978 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122978 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000122978 | A/A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122978 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000122978 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122978 | B/B
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122978 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122978 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122978 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.60%
C000122978 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122978 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.10%
C000122978 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122978 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.60%
C000122978 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000122978 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	25.50%
C000122978 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000122978 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.90%
C000122978 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122978 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000122977 | FR_21H0626A0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122977 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122977 | FR_01F0626A4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122977 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122977 | FR_ACI2C5P74
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122977 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122977 | FR_ACI0725J7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122977 | FR_ACI11G675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122977 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122977 | FR_91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122977 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122977 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000122977 | A/A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122977 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000122977 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122977 | B/B
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122977 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122977 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122977 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.60%
C000122977 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122977 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.10%
C000122977 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122977 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.60%
C000122977 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000122977 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	25.50%
C000122977 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000122977 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.90%
C000122977 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122977 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000122975 | FR_21H0626A0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122975 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122975 | FR_01F0626A4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122975 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122975 | FR_ACI2C5P74
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122975 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122975 | FR_ACI0725J7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122975 | FR_ACI11G675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122975 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122975 | FR_91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122975 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122975 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000122975 | A/A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122975 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000122975 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122975 | B/B
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122975 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122975 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122975 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.60%
C000122975 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122975 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.10%
C000122975 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122975 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.60%
C000122975 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000122975 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	25.50%
C000122975 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000122975 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.90%
C000122975 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122975 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176625 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176625 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176625 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176625 | FR_464287432
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176625 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176625 | FR_912810EW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176625 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | FR_912810EX2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | FR_912810EV6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176625 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	67.70%
C000176625 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	46.50%
C000176625 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.20%)
C000020245 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020245 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020245 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020245 | FR_464287432
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020245 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020245 | FR_912810EW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020245 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | FR_912810EX2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | FR_912810EV6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020245 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	67.70%
C000020245 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	46.50%
C000020245 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.20%)
C000020243 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020243 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020243 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020243 | FR_464287432
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020243 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020243 | FR_912810EW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020243 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | FR_912810EX2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | FR_912810EV6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020243 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	67.70%
C000020243 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	46.50%
C000020243 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.20%)
C000020246 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020246 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020246 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020246 | FR_464287432
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020246 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020246 | FR_912810EW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020246 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | FR_912810EX2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | FR_912810EV6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020246 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	67.70%
C000020246 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	46.50%
C000020246 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.20%)
C000092786 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092786 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092786 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092786 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092786 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092786 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092786 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092786 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092786 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092786 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092786 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000092786 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000092786 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000092786 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092786 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092786 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000092786 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.20%
C000092786 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092786 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000219846 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219846 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219846 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219846 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219846 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219846 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219846 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219846 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219846 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219846 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219846 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000219846 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000219846 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000219846 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000219846 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000219846 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000219846 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.20%
C000219846 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219846 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000064968 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064968 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064968 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064968 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064968 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064968 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064968 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064968 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064968 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064968 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064968 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000064968 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000064968 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000064968 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000064968 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000064968 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000064968 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.20%
C000064968 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064968 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020160 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020160 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020160 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020160 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020160 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020160 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020160 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020160 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020160 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020160 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020160 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020160 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000020160 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020160 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000020160 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000020160 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000020160 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020160 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020160 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020159 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020159 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020159 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020159 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020159 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020159 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020159 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020159 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020159 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020159 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020159 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020159 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000020159 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020159 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000020159 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000020159 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000020159 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020159 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020159 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020179 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020179 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020179 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020179 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020179 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020179 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020179 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020179 | FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020179 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020179 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020179 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000020179 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020179 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000020179 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020179 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000020179 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020179 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	11.30%
C000020179 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000020179 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020179 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000130041 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130041 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130041 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130041 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130041 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130041 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130041 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130041 | FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130041 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130041 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130041 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000130041 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.50%
C000130041 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000130041 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000130041 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000130041 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000130041 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	11.30%
C000130041 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000130041 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000130041 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000053348 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053348 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053348 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053348 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053348 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053348 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053348 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053348 | FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053348 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053348 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053348 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000053348 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.50%
C000053348 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000053348 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000053348 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000053348 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000053348 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	11.30%
C000053348 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000053348 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000053348 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000053347 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053347 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053347 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053347 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053347 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053347 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053347 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053347 | FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053347 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053347 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053347 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000053347 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.50%
C000053347 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000053347 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000053347 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000053347 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000053347 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	11.30%
C000053347 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000053347 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000053347 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020178 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020178 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020178 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020178 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020178 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020178 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020178 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020178 | FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020178 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020178 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020178 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000020178 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020178 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000020178 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020178 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000020178 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020178 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	11.30%
C000020178 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000020178 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020178 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%